Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Operating Segments
Financial information by business segment as of and for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Banking business
	Corporate banking		Retail banking		Other banking services		Sub-total		Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total

	(In millions of Korean won)
Net operating revenues (expenses) from external customers	￦	3,589,404	￦	2,958,198	￦	1,585,192	￦	8,132,794	￦	1,675,977	￦	1,285,593	￦	1,773,989	￦	631,065	￦	984,185	￦	—	￦	14,483,603
Intersegment net operating revenues (expenses)		34,771		—		271,887		306,658		11,002		(53,017)		(158,545)		(7,273)		98,215		(197,040)		—

		3,624,175		2,958,198		1,857,079		8,439,452		1,686,979		1,232,576		1,615,444		623,792		1,082,400		(197,040)		14,483,603

Net interest income		3,802,477		3,541,539		384,460		7,728,476		556,386		625,228		1,390,753		519,609		411,874		(2,754)		11,229,572
Interest income		5,317,800		4,437,930		918,631		10,674,361		824,775		634,816		1,768,215		523,882		816,515		(31,686)		15,210,878
Interest expense		(1,515,323)		(896,391)		(534,171)		(2,945,885)		(268,389)		(9,588)		(377,462)		(4,273)		(404,641)		28,932		(3,981,306)
Net fee and commission income (expenses)		390,619		392,060		405,202		1,187,881		1,014,801		(173,348)		546,022		(26,895)		1,068,648		8,474		3,625,583
Fee and commission income		534,749		535,530		516,665		1,586,944		1,201,670		10,418		1,644,806		433		1,187,661		(308,326)		5,323,606
Fee and commission expense		(144,130)		(143,470)		(111,463)		(399,063)		(186,869)		(183,766)		(1,098,784)		(27,328)		(119,013)		316,800		(1,698,023)
Net insurance income		—		—		—		—		—		493,271		11,589		56,871		—		(5,020)		556,711
Insurance income		—		—		—		—		—		12,722,178		21,711		3,406,145		—		(42,176)		16,107,858
Insurance expense		—		—		—		—		—		(12,228,907)		(10,122)		(3,349,274)		—		37,156		(15,551,147)
Net gains (losess) on financial instruments at fair value through profit or loss		29,407		—		313,427		342,834		123,183		369,864		3,431		137,343		184,467		(165,818)		995,304
Net other operating income (expenses)		(598,328)		(975,401)		753,990		(819,739)		(7,391)		(82,439)		(336,351)		(63,136)		(582,589)		(31,922)		(1,923,567)
General and administrative expenses	￦	(1,831,948)	￦	(2,036,855)	￦	(533,928)	￦	(4,402,731)	￦	(855,142)	￦	(833,597)	￦	(577,734)	￦	(203,198)	￦	(438,170)	￦	109,719	￦	(7,200,853)
Operating income (expenses) before provision for credit losses		1,792,227		921,343		1,323,151		4,036,721		831,837		398,979		1,037,710		420,594		644,230		(87,321)		7,282,750
Reversal (provision) of credit losses		(392,956)		(125,876)		(3,896)		(522,728)		(18,438)		(5,476)		(465,342)		1,677		(175,568)		742		(1,185,133)
Net operating income (expenses)		1,399,271		795,467		1,319,255		3,513,993		813,399		393,503		572,368		422,271		468,662		(86,579)		6,097,617
Share of profit (loss) of associates and joint ventures		—		—		57,156		57,156		14,484		(143)		785		—		9,411		11,833		93,526
Net other non-operating income (expenses)		(9,237)		—		(70,368)		(79,605)		(18,307)		17,446		(7,378)		(158)		2,408		(23,943)		(109,537)
Segment profit (loss) before income tax expense		1,390,034		795,467		1,306,043		3,491,544		809,576		410,806		565,775		422,113		480,481		(98,689)		6,081,606
Income tax benefit (expense)		(368,577)		(218,753)		(366,185)		(953,515)		(215,424)		(108,715)		(144,611)		(132,510)		(148,044)		5,594		(1,697,225)

Profit (loss) for the year	￦	1,021,457	￦	576,714	￦	939,858	￦	2,538,029	￦	594,152	￦	302,091	￦	421,164	￦	289,603	￦	332,437	￦	(93,095)	￦	4,384,381

Profit (loss) attributable to shareholders of the Parent Company		1,022,699		576,714		991,351		2,590,764		594,301		301,836		418,898		289,603		330,563		(116,422)		4,409,543
Profit (loss) attributable to non-controlling interests		(1,242)		—		(51,493)		(52,735)		(149)		255		2,266		—		1,874		23,327		(25,162)
Total assets*		189,310,448		169,513,344		124,741,106		483,564,898		55,493,984		41,472,227		27,349,561		36,921,678		52,929,567		(33,836,081)		663,895,834
Total liabilities*		197,834,530		180,815,013		72,026,442		450,675,985		50,008,422		37,328,955		22,793,919		34,166,882		23,191,051		(2,563,300)		615,601,914

* Assets and liabilities of the reporting segments are amounts before intersegment transactions.

	2022
	Banking business								Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total
	Corporate banking		Retail banking		Other banking services		Sub-total

	(In millions of Korean won)
Net operating revenues from external customers	￦	4,981,702	￦	4,472,888	￦	(188,422)	￦	9,266,168	￦	1,126,925	￦	1,423,684	￦	1,781,135	￦	501,983	￦	912,750	￦	—	￦	15,012,645
Intersegment net operating revenues (expenses)		16,366		—		371,576		387,942		(38,909)		(29,335)		(150,464)		(29,827)		205,463		(344,870)		—

		4,998,068		4,472,888		183,154		9,654,110		1,088,016		1,394,349		1,630,671		472,156		1,118,213		(344,870)		15,012,645

Net interest income		4,720,718		3,936,872		633,431		9,291,021		538,275		693,193		1,474,209		555,188		559,468		1,580		13,112,934
Interest income		7,831,383		5,763,852		1,763,466		15,358,701		1,156,586		717,558		1,983,828		566,271		1,064,529		(58,955)		20,788,518
Interest expense		(3,110,665)		(1,826,980)		(1,130,035)		(6,067,680)		(618,311)		(24,365)		(509,619)		(11,083)		(505,061)		60,535		(7,675,584)
Net fee and commission income (expenses)		385,884		261,350		449,374		1,096,608		784,748		(190,354)		519,501		(39,059)		1,145,309		4,879		3,321,632
Fee and commission income		546,634		415,858		567,666		1,530,158		979,215		17,889		1,617,446		508		1,301,765		(325,461)		5,121,520
Fee and commission expense		(160,750)		(154,508)		(118,292)		(433,550)		(194,467)		(208,243)		(1,097,945)		(39,567)		(156,456)		330,340		(1,799,888)
Net insurance income		—		—		—		—		—		655,452		10,593		39,160		—		(8,692)		696,513
Insurance income		—		—		—		—		—		13,424,848		19,702		3,736,166		—		(43,874)		17,136,842
Insurance expense		—		—		—		—		—		(12,769,396)		(9,109)		(3,697,006)		—		35,182		(16,440,329)
Net gains on financial instruments at fair value through profit or loss		73,680		—		136,901		210,581		(210,589)		339,698		1,724		66,865		21,844		(182,766)		247,357
Net other operating income (expenses)		(182,214)		274,666		(1,036,552)		(944,100)		(24,418)		(103,640)		(375,356)		(149,998)		(608,408)		(159,871)		(2,365,791)
General and administrative expenses	￦	(1,972,147)	￦	(2,092,770)	￦	(633,034)	￦	(4,697,951)	￦	(822,409)	￦	(849,452)	￦	(597,158)	￦	(224,968)	￦	(466,510)	￦	120,646	￦	(7,537,802)
Operating income before provision for credit losses		3,025,921		2,380,118		(449,880)		4,956,159		265,607		544,897		1,033,513		247,188		651,703		(224,224)		7,474,843
Reversal (provision) of credit losses		(778,260)		(281,868)		(61,042)		(1,121,170)		(28,425)		(6,066)		(500,453)		1,264		(178,172)		(2,966)		(1,835,988)
Net operating income		2,247,661		2,098,250		(510,922)		3,834,989		237,182		538,831		533,060		248,452		473,531		(227,190)		5,638,855
Share of profit (loss) of associates and joint ventures		—		—		12,666		12,666		3,039		1,104		1,583		—		(7,966)		(39,184)		(28,758)
Net other non-operating income (expenses)		(13,317)		—		(24,548)		(37,865)		12,994		190,263		(7,197)		(379)		(4,717)		32,430		185,529
Segment profit before income tax expense		2,234,344		2,098,250		(522,804)		3,809,790		253,215		730,198		527,446		248,073		460,848		(233,944)		5,795,626
Income tax expense		(732,211)		(522,478)		173,206		(1,081,483)		(64,300)		(172,169)		(144,443)		(61,810)		(113,458)		15,276		(1,622,387)

Profit for the year	￦	1,502,133	￦	1,575,772	￦	(349,598)	￦	2,728,307	￦	188,915	￦	558,029	￦	383,003	￦	186,263	￦	347,390	￦	(218,668)	￦	4,173,239

Profit attributable to shareholders of the Parent Company		1,505,240		1,575,772		(84,997)		2,996,015		187,784		557,680		378,592		186,263		343,859		(255,363)		4,394,830
Profit (loss) attributable to non-controlling interests		(3,107)		—		(264,601)		(267,708)		1,131		349		4,411		—		3,531		36,695		(221,591)
Total assets*		211,989,036		165,273,848		140,506,628		517,769,512		53,824,245		42,736,747		29,721,017		34,846,987		60,219,661		(37,947,321)		701,170,848
Total liabilities*		205,382,625		191,786,626		86,877,002		484,046,253		47,946,933		39,397,168		24,998,214		33,097,892		25,973,896		(3,932,422)		651,527,934

*	Assets and liabilities of the reporting segments are amounts before intersegment transactions.

Summary of Products and Services
Net operating revenues from external customers by service for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022

	(In millions of Korean won)
Banking service	￦	7,550,348	￦	8,132,794	￦	9,266,168
Securities service		1,448,409		1,675,977		1,126,925
Non-life insurance service		1,027,269		1,285,593		1,423,684
Credit card service		1,538,230		1,773,989		1,781,135
Life insurance service		237,416		631,065		501,983
Others		690,970		984,185		912,750

	￦	12,492,642	￦	14,483,603	￦	15,012,645

Summary of Geographical Areas
Geographical net operating revenues from external customers for the years ended December 31, 2020 , 2021 and 2022, and major non-current
assets as of December 31, 2021 and 2022, are as follows:

	Net operating revenues from external customers						Major non-current assets
	2020		2021		2022		December 31, 2021		December 31, 2022

	(In millions of Korean won)
Domestic	￦	11,891,540	￦	13,525,769	￦	13,778,598	￦	9,853,970	￦	9,699,637
United States		114,044		112,388		112,743		45,530		53,214
New Zealand		3,554		12,857		12,378		1,932		1,382
China		84,821		127,939		172,547		21,416		19,715
Cambodia		250,426		410,482		546,258		35,668		46,060
United Kingdom		28,681		29,764		31,685		86,361		5,808
Indonesia		44,392		166,683		234,878		437,088		422,024
Others		75,184		97,721		123,558		20,446		536,794
Consolidation adjustments		—		—		—		518,788		555,572

	￦	12,492,642	￦	14,483,603	￦	15,012,645	￦	11,021,199	￦	11,340,206